EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of Share Capital	Share capital

	As of December 31,
	2025	2024
Ordinary shares, $0.002 par value (Note ii)	$29	$29
i.Share Consolidation
On October 6, 2025, the Company effected a 1-for-20 share consolidation. As a result, each twenty ordinary shares issued and outstanding immediately prior to the effective time were automatically combined into one ordinary share. The authorized share capital was adjusted accordingly. No fractional shares were issued in connection with the share consolidation; fractional entitlements were rounded in accordance with the Company’s governing documents. Following the share consolidation, the Company had 14,773,488 ordinary shares outstanding as of December 31, 2025.
ii.Ordinary shares

	Unit: in Thousands of Shares
	As of December 31,
	2025	2024
Ordinary shares

Number of shares authorized	22,500	22,500
Number of shares issued and fully paid	14,773	14,767
The movements of the number of ordinary shares issued and fully paid were as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31,
	2025	2024	2023
Number of shares as of January 1	14,767	12,286	12,210
Issuance of ordinary shares in relation to the Merger or Subscription Agreements	—	2,470	—
Issuance of restricted shares	—	4	—
Reacquisition of restricted shares due to forfeiture	(14)	(30)	(13)
Issuance of ordinary shares in relation to vesting of restricted stock units	20	37	89
Number of shares as of December 31	14,773	14,767	12,286

Schedule of Capital Surplus	Reserves

	As of December 31,
	2025	2024
Capital surplus - Issuance of ordinary shares	$649,441	$649,440
Capital surplus - Share-based compensation, net	84,789	82,479
Capital surplus - Changes in percentage of ownership in associates	3,307	2,541
Accumulated deficits	(628,701)	(548,732)
Exchange Difference on Translation	(625)	(9,217)
	$108,211	$176,511